Other Intangible Assets - Indefinite-Lived Other Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	15 years 1 month
Indefinite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	€ 139,426	€ 139,426
Additions	0	0
Transfers from indefinite-lived other intangible assets	(139,426)
Cost, Ending Balance	€ 0	€ 139,426
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	15 years
Indefinite-lived Intangible Assets [Roll Forward]
Transfers from indefinite-lived other intangible assets	€ (139,426)